UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment                    [_];  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.

Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Manley
Title:     Chief Financial Officer
Phone:     (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley                White Plains, New York          May 15, 2013
---------------------         ------------------------------   -----------------
    [Signature]                     [City, State]                    [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:    $276,782
                                          (thousands)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number        Name

1.    028-13335                   Kingdom Ridge Capital Master Fund, Ltd.


                                      FORM 13F INFORMATION TABLE
                                      Kingdom Ridge Capital, LLC


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MGRS      SOLE     SHARED NONE
--------------                ---------------   ------     --------- --------  ---- ----- ----------- -----     -----    ------ ----
ALCATEL-LUCENT                SPONSORED ADR     013904305   3,990    3,000,000 SH         DEFINED     1         3,000,000
ALCATEL-LUCENT                SPONSORED ADR     013904305     664      499,000      CALL  DEFINED     1           499,000
APPLIED MICRO CIRCUITS CORP   COM NEW           03822W406  53,795    7,250,000 SH         DEFINED     1         7,250,000
ATMEL CORP                    COM               049513104   8,363    1,201,732 SH         DEFINED     1         1,201,732
BAZAARVOICE INC               COM               073271108   1,006      137,400 SH         DEFINED     1           137,400
CABOT MICROELECTRONICS CORP   COM               12709P103   1,456       41,900      PUT   DEFINED     1            41,900
CIENA CORP                    COM NEW           171779309   9,206      575,000 SH         DEFINED     1           575,000
CIENA CORP                    COM NEW           171779309   5,708      356,500      CALL  DEFINED     1           356,500
COGO GROUP INC                ORD SHS           G22538105   3,016    1,523,419 SH         DEFINED     1         1,523,419
CYPRESS SEMICONDUCTOR CORP    COM               232806109   3,814      345,800      PUT   DEFINED     1           345,800
DELL INC                      COM               24702R101  13,781      961,700      CALL  DEFINED     1           961,700
FINISAR CORP                  COM NEW           31787A507   5,276      400,000 SH         DEFINED     1           400,000
GARTNER INC                   COM               366651107   5,441      100,000      PUT   DEFINED     1           100,000
GT ADVANCED TECHNOLOGIES INC  COM               36191U106     825      250,000 SH         DEFINED     1           250,000
HITTITE MICROWAVE CORP        COM               43365Y104   3,240       53,500      PUT   DEFINED     1            53,500
INFOSYS LTD                   SPONSORED ADR     456788108   5,391      100,000      PUT   DEFINED     1           100,000
INTERNATIONAL BUSINESS MACHS  COM               459200101  49,059      230,000      PUT   DEFINED     1           230,000
JDS UNIPHASE CORP             COM PAR $0.001    46612J507   9,356      700,000 SH         DEFINED     1           700,000
JDS UNIPHASE CORP             COM PAR $0.001    46612J507   1,337      100,000      CALL  DEFINED     1           100,000
MAXLINEAR INC                 CL A              57776J100   2,005      323,405 SH         DEFINED     1           323,405
NEOPHOTONICS CORP             COM               64051T100   1,725      337,636 SH         DEFINED     1           337,636
NETAPP INC                    COM               64110D104  10,405      304,600      PUT   DEFINED     1           304,600
NOKIA CORP                    SPONSORED ADR     654902204   1,640      500,000      PUT   DEFINED     1           500,000
OPEN TEXT CORP                COM               683715106  29,309      496,600      PUT   DEFINED     1           496,600
PROSHARES TR                  PSHS ULSHT SP500  74347B300  19,773      450,000      CALL  DEFINED     1           450,000
RESPONSYS INC                 COM               761248103     995      112,426 SH         DEFINED     1           112,426
RF MICRODEVICES INC           COM               749941100   4,256      800,000 SH         DEFINED     1           800,000
RUBICON TECHNOLOGY INC        COM               78112T107   1,650      250,000 SH         DEFINED     1           250,000
RUDOLPH TECHNOLOGIES INC      COM               781270103   2,356      200,000 SH         DEFINED     1           200,000
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106   4,931      150,000      PUT   DEFINED     1           150,000
SIGMA DESIGNS INC             COM               826565103   1,218      250,000 SH         DEFINED     1           250,000
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109   2,019      125,000 SH         DEFINED     1           125,000
TELENAV INC                   COM               879455103     729      113,100 SH         DEFINED     1           113,100
WEBSENSE INC                  COM               947684106   3,750      250,000 SH         DEFINED     1           250,000
WEBSENSE INC                  COM               947684106   5,297      353,100      CALL  DEFINED     1           353,100

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